Employees' Stock Option Plans (ESOP) - Schedule of Equity Settled RSUs and ESOPs Outstanding (Details) - 2015 Stock Incentive Compensation Plan	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 USD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options oustanding, No.of shares arising out of options | shares	10,804,374	9,434,644
Options outstanding, Weighted average remaining contractual life | shares	2.20	2.57
Options outstanding, Weighted average exercise price	$ 1.16	$ 1.59
0 - 0.07 (RSU)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options oustanding, No.of shares arising out of options | shares	9,181,198	7,500,818
Options outstanding, Weighted average remaining contractual life | shares	1.70	1.89
Options outstanding, Weighted average exercise price	$ 0.05	$ 0.04
0 - 0.07 (RSU) | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	0	0
0 - 0.07 (RSU) | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	$ 0.07	$ 0.04
6-8 (ESOP)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options oustanding, No.of shares arising out of options | shares	1,623,176	1,933,826
Options outstanding, Weighted average remaining contractual life | shares	5.04	6.60
Options outstanding, Weighted average exercise price	$ 7.46	$ 7.62
6-8 (ESOP) | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	6	6
6-8 (ESOP) | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	$ 8	$ 8